UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-23214

GraniteShares ETF Trust
(Exact name of registrant as specified in charter)

30 Vesey Street, 9th floor
New York, New York 10007
(Address of principal executive offices) (Zip code)

William Rhind

GraniteShares ETF Trust

30 Vesey Street, 9th floor
New York, New York 10007
(Name and address of agent for service)

Copy to:

W. Thomas Conner, Esq.

Vedder Price

1401 I St., N.W., Suite 1100

Washington, DC 20005-2220

Registrant's telephone number, including area code: 1-800-422-3554

Date of fiscal year end: June 30

Date of reporting period: December 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

GraniteShares ETF Trust
Semi-Annual Report
December 31, 2017

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF

GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF

GraniteShares ETF Trust

Table of Contents

See accompanying notes to the consolidated financial statements.

Shareholder Expense Example

December 31, 2017 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The expense examples are based on an investment of $1,000 invested at July 1, 2017 and held for the entire period ended December 31, 2017.

ACTUAL EXPENSES

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under the Fund in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/2017	Ending Account Value 12/31/2017	Annualized Expense Ratio for the Period	Expenses Paid During the Period(1)
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
Actual	$1,000.00	$1,075.60	0.30%	$1.57
Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	0.30%	$1.53
GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF
Actual	$1,000.00	$1,172.80	0.40%	$2.19
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	0.40%	$2.04

(1)Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect the six-month period).

See accompanying notes to the consolidated financial statements.

Consolidated Schedule of Investments

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF

December 31, 2017 (Unaudited)

Investments	Principal	Value
U.S. TREASURY OBLIGATIONS – 96.5%(a)
U.S. Treasury Bill, 1.10%, 01/11/18	$1,210,000	$1,209,645
U.S. Treasury Bill, 1.09%, 01/18/18	1,220,000	1,219,331
U.S. Treasury Bill, 1.10%, 01/25/18	115,000	114,910
U.S. Treasury Bill, 1.17%, 02/01/18	65,000	64,932
U.S. Treasury Bill, 1.24%, 02/08/18	2,260,000	2,257,105
U.S. Treasury Bill, 1.26%, 02/15/18	4,825,000	4,817,732
U.S. Treasury Bill, 1.25%, 02/22/18	150,000	149,732
U.S. Treasury Bill, 1.35%, 03/22/18	80,000	79,763
U.S. Treasury Bill, 1.40%, 03/29/18	240,000	239,218
Total United States Treasury Obligations (Cost $10,152,265)		10,152,368
Total Investments – 96.5% (Cost $10,152,265)		10,152,368
Other Assets in Excess of Liabilities – 3.5%		371,298
Net Assets – 100.0%		$10,523,666

(a)Represents a zero coupon bond. Rate shown reflects the effective yield.

At December 31, 2017, open futures contracts purchased were as follows:

Description	Number of Contracts	Expiration Date	Contract Type	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
Brent Crude	13	1/31/2018	Long	$869,310	$47,240	$47,240	$–
Coffee ‘C’	4	3/19/2018	Long	189,300	(5,812)	–	(5,812)
Copper	12	3/27/2018	Long	990,150	58,675	58,675	–
Corn	41	3/14/2018	Long	719,037	(13,525)	–	(13,525)
Cotton No. 2	4	3/07/2018	Long	157,260	19,580	19,580	–
Gasoline RBOB	5	2/28/2018	Long	380,793	10,752	10,752	–
Gold 100 OZ	9	2/26/2018	Long	1,178,370	23,100	23,100	–
KC HRW Wheat	5	3/14/2018	Long	106,813	(5,088)	–	(5,088)
Lean Hogs	8	2/14/2018	Long	229,680	5,290	5,290	–
Live Cattle	9	2/28/2018	Long	437,580	(20,890)	–	(20,890)
LME Nickel	4	1/15/2018	Long	305,136	34,173	34,173	–
LME Nickel	4	1/15/2018	Short	(305,136)	(36,300)	–	(36,300)
LME Nickel	4	3/19/2018	Long	306,240	36,300	36,300	–
LME Primary Aluminum	10	1/15/2018	Long	564,562	28,500	28,500	–
LME Primary Aluminum	10	1/15/2018	Short	(564,563)	(63,050)	–	(63,050)
LME Primary Aluminum	10	3/19/2018	Long	567,875	62,988	62,988	–
LME Zinc	4	1/15/2018	Long	333,500	10,625	10,625	–
LME Zinc	4	1/15/2018	Short	(333,500)	(21,250)	–	(21,250)
LME Zinc	4	3/19/2018	Long	332,550	19,950	19,950	–
Natural Gas	24	2/26/2018	Long	697,440	37,200	37,200	–
NY Harbour ULSD	6	2/28/2018	Long	515,038	25,301	25,301	–
Silver	5	3/27/2018	Long	428,625	2,635	2,635	–
Soybean	12	3/14/2018	Long	577,050	(19,500)	–	(19,500)
Soybean Meal	9	3/14/2018	Long	285,120	(13,800)	–	(13,800)
Soybean Oil	13	3/14/2018	Long	259,428	(3,138)	–	(3,138)
Sugar #11 (World)	14	2/28/2018	Long	237,709	7,493	7,493	–
Wheat (CBD)	15	3/14/2018	Long	320,250	(14,913)	–	(14,913)
WTI Crude	13	2/20/2018	Long	785,720	37,160	37,160	–
Total Futures Contracts				10,571,337		466,962	(217,266)
Net Unrealized Appreciation (Depreciation)							$249,696

See accompanying notes to the consolidated financial statements.

Consolidated Schedule of Investments

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF

December 31, 2017 (Unaudited) (concluded)

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
U.S. Treasury Obligations	$10,152,368	$–	$–	$10,152,368
Other Investments
Futures	466,962	–	–	466,962
Total Investment in Securities	$10,619,330	$–	$–	$10,619,330
Liability Valuation Inputs
Other Investments
Futures	$217,266	$–	$–	$217,266
Total Other Investments	$217,266	$–	$–	$217,266

For the period ended December 31, 2017, there were no transfers between any levels. As of December 31, 2017 there were no Level 3 investments held in the Fund.

See accompanying notes to the consolidated financial statements.

Consolidated Schedule of Investments

GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF

December 31, 2017 (Unaudited)

Investments	Principal	Value
U.S. TREASURY OBLIGATIONS – 96.7%(a)
U.S. Treasury Bill, 1.06%, 01/04/18	$900,000	$899,944
U.S. Treasury Bill, 1.10%, 01/11/18	105,000	104,969
U.S. Treasury Bill, 1.10%, 01/25/18	110,000	109,914
U.S. Treasury Bill, 1.17%, 02/01/18	35,000	34,963
U.S. Treasury Bill, 1.24%, 02/08/18	25,000	24,968
U.S. Treasury Bill, 1.25%, 02/22/18	30,000	29,946
U.S. Treasury Bill, 1.30%, 03/08/18	1,270,000	1,267,045
U.S. Treasury Bill, 1.32%, 03/15/18	1,365,000	1,361,478
U.S. Treasury Bill, 1.35%, 03/22/18	70,000	69,793
U.S. Treasury Bill, 1.40%, 03/29/18	170,000	169,446
Total United States Treasury Obligations (Cost $4,072,393)		4,072,466
Total Investments – 96.7% (Cost $4,072,393)		4,072,466
Other Assets in Excess of Liabilities – 3.3%		138,190
Net Assets – 100.0%		$4,210,656

(a)Represents a zero coupon bond. Rate shown reflects the effective yield.

At December 31, 2017, open future contract purchased was as follows:

Description	Number of Contracts	Expiration Date	Contract Type	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
GOLDMAN SACHS Index	38	1/17/2018	Long	$4,198,525	$205,400	$205,400	$–

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
U.S. Treasury Obligations	$4,072,466	$–	$–	$4,072,466
Other Investments
Futures	205,400	–	–	205,400
Total Investment in Securities	$4,277,866	$–	$–	$4,277,866

For the period ended December 31, 2017, there were no transfers between any levels. As of December 31, 2017 there were no Level 3 investments held in the Fund.

See accompanying notes to the consolidated financial statements.

Consolidated Statements of Assets and Liabilities

December 31, 2017 (Unaudited)

	GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF
Assets:
Investments at cost	$10,152,265	$4,072,393
Investments at value	$10,152,368	$4,072,466
Cash	30,653	17,366
Variation margin on futures contracts	345,378	122,326
Reimbursement from advisor	10,997	13,186
Total Assets	10,539,396	4,225,344
Liabilities:
Advisory fees payable	3,944	1,325
Trustee fees payable	6,709	6,714
CCO fees payable	5,077	6,649
Total Liabilities	15,730	14,688
Net Assets	$10,523,666	$4,210,656
Net Assets Consist of:
Paid-in capital	$10,092,608	$3,725,924
Undistributed net investment income	3,562	1,244
Accumulated net realized gain (loss)	177,697	278,015
Net unrealized appreciation (depreciation)	249,799	205,473
Net Assets	$10,523,666	$4,210,656
Shares Outstanding	402,000	152,000
Net Asset Value per share:	$26.18	$27.70

See accompanying notes to the consolidated financial statements.

Consolidated Statements of Operations

December 31, 2017

	GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF
	Six Months Ended December 31, 2017 (Unaudited)	Six Months Ended December 31, 2017 (Unaudited)
Investment Income:
Interest	$32,425	$11,631
Total Investment Income	32,425	11,631
Expenses:
Advisory fees	7,752	4,268
Tax fees	30	30
Trustees’ fees	8,664	8,663
CCO fees	12,578	11,679
Total Expenses	29,024	24,640
Expense Reimbursement	(19,692)	(19,732)
Net Expenses	9,332	4,908
Net Investment Income	23,093	6,723
Net Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	(2,744)	(1,424)
Futures contracts	180,457	279,450
Net realized gain (loss)	177,713	278,026
Net change in unrealized appreciation (depreciation) on:
Investments	14	(8)
Futures contracts	254,824	187,687
Net change in unrealized appreciation (depreciation)	254,838	187,679
Net Realized and Unrealized Gain	432,551	465,705
Net Increase in Net Assets Resulting from Operations	$455,644	$472,428

See accompanying notes to the consolidated financial statements.

Consolidated Statements of Changes in Net Assets

December 31, 2017

	GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF		GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF
	Six Months Ended December 31, 2017 (Unaudited)	For the Period from May 19, 2017(a) to June 30, 2017	Six Months Ended December 31, 2017 (Unaudited)	For the Period from May 19, 2017(a) to June 30, 2017
Operations:
Net investment income	$23,093	$1,421	$6,723	$1,184
Net realized gain (loss)	177,713	(76,241)	278,026	(155,904)
Net change in unrealized gain (loss)	254,838	(5,039)	187,679	17,794
Net Increase (Decrease) in Net Assets Resulting from Operations	455,644	(79,859)	472,428	(136,926)
Distributions to shareholders:
From net investment income	(20,808)	—	(6,519)	—
Total distributions to shareholders	(20,808)	—	(6,519)	—
From share transactions:
Proceeds from sales of shares	7,601,394	4,979,631	3,894,325	2,550,000
Cost of shares redeemed	—	(2,412,336)	(2,562,652)	—
Net increase in net assets resulting from share transactions	7,601,394	2,567,295	1,331,673	2,550,000
Total Increase in net assets	8,036,230	2,487,436	1,797,582	2,413,074
Net Assets:
Beginning of period	2,487,436	—	2,413,074	—
End of period	$10,523,666	$2,487,436	$4,210,656	$2,413,074
Undistributed net investment income	$3,562	$1,277	$1,244	$1,040
Changes in Shares Outstanding:
Shares outstanding, beginning of period	102,000	—	102,000	—
Shares sold	300,000	202,000	150,000	102,000
Shares redeemed	—	(100,000)	(100,000)	—
Shares outstanding, end of period	402,000	102,000	152,000	102,000

(a)Commencement of operations.

GraniteShares ETF Trust

Consolidated Financial Highlights

See accompanying notes to the consolidated financial statements.

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	Six Months Ended December 31, 2017 (Unaudited)		For the Period from May 19, 2017(a) to June 30, 2017
Operating Performance:
Net asset value, beginning of period	$24.39		$25.00
Net investment income(b)	0.09		0.01
Net realized and unrealized gain (loss)	1.75		(0.62)
Total gain (loss) from investment operations	1.84		(0.61)
Less distributions from:
Net investment income	(0.05)		—
Net asset value, end of period	$26.18		$24.39
Total Return(c)(d)	7.56%		(2 .46)%
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$10,524		$2,487
Ratio of net investment income to average net assets	0.74	%(e)	0.49	%(e)
Ratio of operating expenses before waivers/reimbursements	0.94	%(e)	1.85	%(e)
Ratio of net operating expenses net of waivers/reimbursements	0.30	%(e)	0.30	%(e)
Portfolio turnover rate	—%		—%

(a)Commencement of operations.

(b)Per share data is calculated using the average daily shares outstanding method.

(c)Not Annualized.

(d)Total return would have been lower if certain fees had not been reimbursed by the Advisor.

(e)Annualized.

GraniteShares ETF Trust

Consolidated Financial Highlights

See accompanying notes to the consolidated financial statements.

GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF	Six Months Ended December 31, 2017 (Unaudited)		For the Period from May 19, 2017(a) to June 30, 2017
Operating Performance:
Net asset value, beginning of period	$23.66		$25.00
Net investment income(b)	0.07		0.01
Net realized and unrealized gain (loss)	4.01		(1.35)
Total gain (loss) from investment operations	4.08		(1.34)
Less distributions from:
Net investment income	(0.04)		—
Net asset value, end of period	$27.70		$23.66
Total Return(c)(d)	17.28%		(5.37)%
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$4,211		$2,413
Ratio of net investment income to average net assets	0.55	%(e)	0.45	%(e)
Ratio of operating expenses before waivers/reimbursements	2.02	%(e)	2.12	%(e)
Ratio of net operating expenses net of waivers/reimbursements	0.40	%(e)	0.40	%(e)
Portfolio turnover rate	—%		—%

(a)Commencement of operations.

(b)Per share data is calculated using the average daily shares outstanding method.

(c)Not Annualized.

(d)Total return would have been lower if certain fees had not been reimbursed by the Advisor.

(e)Annualized.

Notes to Consolidated Financial Statements (unaudited)

December 31, 2017

ORGANIZATION

The GraniteShares ETF Trust (the “Trust”) was organized as a Delaware statutory trust on November 7, 2016. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). GraniteShares Advisors LLC (the “Adviser”) serves as investment adviser to the Funds. Each Fund is a non-diversified series of a management investment company under the 1940 Act. The Trust is an open-end management investment company currently consisting of multiple investment series, of which are presented below (each, a “Fund,” and collectively, the “Funds”) and presented herein.

Fund	Commencement of Operations
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	May 19, 2017
GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF	May 19, 2017

Consolidated Subsidiary

GraniteShares Bloomberg Commodity Broad Strategy no K-1 ETF and GraniteShares S&P GSCI Commodity Broad Strategy no K-1 ETF invest in certain commodity-related investments through GraniteShares BCOM Cayman Limited and GraniteShares GSCI Cayman Limited respectively, wholly-owned subsidiaries (each, a “Subsidiary”: collectively, the “Subsidiaries”).

The following table reflects the net assets of each Subsidiary as a percentage of each Fund’s net assets at December 31, 2017:

Fund	Wholly Owned Subsidiary	Value	Percentage of Fund’s Net Assets
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	GraniteShares BCOM Cayman Limited	$1,428,830	13.6%
GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF	GraniteShares GSCI Cayman Limited	$424,975	10.1%

The financial statements have been consolidated and include accounts of the Funds and the Subsidiaries. Accordingly, all inter-company transactions and balances have been eliminated.

SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Funds follow the accounting and reporting guidance in the Accounting Standards Codifications 946, “Financial Services—Investment Companies” issued by the U.S. Financial Accounting Standards Board.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Investment Transactions and Investment Income: Investment transactions are recorded on the trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as each Fund is informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds distribute all or substantially all of their net investment income to shareholders in the form of dividends.

Futures contracts: The GraniteShares Bloomberg Commodity Broad Strategy no K-1 ETF and The GraniteShares S&P GSCI Commodity Broad Strategy no K-1 ETF, through their Subsidiaries, invest in a combination of exchange-listed commodity futures contracts in the normal course of pursuing their investment objectives. A futures contract is a financial instrument in which a party agrees to pay a fixed price for securities or commodities at a specified future date. Futures contracts are traded at market prices on exchanges pursuant to terms common to all market participants. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent

Notes to Consolidated Financial Statements (unaudited) (continued)

December 31, 2017

fluctuations in the value of the contract are recorded for financial statement purposes as unrealized gains or losses by the Funds and variation margin receivable or payable. Payments received or paid by the Funds adjust the variation margin accounts. When a contract is closed, the Funds record a realized gain or loss.

Futures contracts may be highly volatile. Price movements may be sudden and extreme, and are influenced by a variety of factors including, among other things, changing supply and demand relationships; climate; government agricultural, trade, fiscal, monetary and exchange control programs and policies; national and international political and economic events; crop diseases; the purchasing and marketing programs of different nations; and changes in interest rates.

Open futures contracts at December 31, 2017, if any, are listed in the Consolidated Schedules of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable within the Consolidated Statements of Assets and Liabilities.

SECURITIES VALUATION

Investment Valuation: Each Fund calculates its net asset value (“NAV”) each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”).

If a market quotation is not readily available or is deemed not to reflect market value, GraniteShares Advisors LLC, (the “Adviser”) determines the price of the security held by each Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board of Trustees (the “Board”). In addition, each Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s NAV is calculated. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of the last bid and asked prices, if available, and otherwise at the closing bid price. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre- established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of each Fund net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” A variety of factors may be considered in determining the fair value of such securities.

Valuing the Funds’ investments using fair value pricing will result in using prices for those investments that may differ from current market valuations.

Fair Valuation Measurement

The Financial Accounting Standards Board established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Notes to Consolidated Financial Statements (unaudited) (continued)

December 31, 2017

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value each Fund’s investments at December 31, 2017, is disclosed at the end of each Fund’s Consolidated Schedule of Investments.

ADVISORY AND OTHER AGREEMENTS

Advisory and Other Fees: The Funds pay to the Adviser, a related party, a fee calculated daily and payable monthly an annual rate (stated as a percentage of the average daily net assets of each Fund) in return for providing investment management and supervisory services as follows:

Fund	Management Fees
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	0.25%
GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF	0.35%

Pursuant to the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of the Independent Trustees; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature; (ix) any fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to the Adviser under the Advisory Agreement.

The Adviser has contractually agreed to waive or reduce its fees and to reimburse each Fund for its expenses until June 30, 2018, so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, expenses related to short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) of the BCOM Fund and the GSCI Fund are limited to 0.30% and 0.40%, respectively.

Administrator, Custodian, Accounting Agent and Transfer Agent Services: The Bank of New York Mellon (in each capacity, the “Administrator”, “Custodian,” “Accounting Agent” or “Transfer Agent”) serves as the Funds’ Administrator, Custodian, Accounting Agent and Transfer Agent pursuant to the Funds Administration and Accounting Agreement. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Distribution and Service Fees: Foreside Fund Services, LLC. (“Distributor”) serves as the Funds’ distributor. The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, the Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of its average net assets in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. No distribution fees are currently charged to the Funds; there are no plans to impose these fees.

Notes to Consolidated Financial Statements (unaudited) (continued)

December 31, 2017

Share Transactions

The Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. A Creation Unit consists of 50,000 shares. Purchases of Creation Units are made by tendering a basket of designated stocks to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

INVESTMENT TRANSACTIONS

There were no cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended December 31, 2017.

VALUATION OF DERIVATIVE INSTRUMENTS

The Funds have adopted authoritative standards of accounting for derivative instruments which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations. The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective.

The following is the location and each Fund’s fair values of derivative investments disclosed, if any, in the Consolidated Statements of Assets and Liabilities, categorized by primary market risk exposure as of December 31, 2017:

Fund	Asset Derivatives:	Commodity Risk
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	Unrealized appreciation on futures contracts(1)	$466,962
GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF	Unrealized appreciation on futures contracts(1)	205,400

Fund	Liability Derivatives:	Commodity Risk
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	Unrealized depreciation on futures contracts(1)	$217,266

(1)Included within net appreciation (depreciation) as reported in the Consolidated Statements of Assets and Liabilities.

The following is the location and the effect of derivative investments, if any, on the Consolidated Statements of Operations, categorized by primary market risk exposure during the period ended December 31, 2017:

Fund	Realized Gain (Loss):	Commodity Risk
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	Futures contracts	$180,457
GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF	Futures contracts	279,450

Fund	Change in Unrealized Gain (Loss):	Commodity Risk
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	Futures contracts	$254,824
GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF	Futures contracts	187,687

Notes to Consolidated Financial Statements (unaudited) (continued)

December 31, 2017

The following is a summary of the fiscal quarter end average volume on derivative activity for the period ended December 31, 2017:

Fund	GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF
Futures contracts:
Average notional value of contracts	$7,195,410	$3,070,658

For the purpose of this calculation, notional amounts outstanding are at absolute value.

Federal Income Tax Matters

The Funds intend to qualify as a ‘‘regulated investment company’’ under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to Federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to its shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the consolidated financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are ‘‘more-likely-than-not’’ of being sustained by the applicable tax authority. Tax positions not deemed to meet the more than- likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years, as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

At December 31, 2017, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Fund	Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	$10,152,265	$467,137	$(217,338)	$249,799
GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF	4,072,393	205,484	(11)	205,473

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sales.

INDEMNIFICATION

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. Management expects this risk of loss due to be remote.

PRINCIPAL RISKS

In the normal course of business, each Fund makes investments in financial instruments where the risk of potential loss exists due to changes in the market. The following is a description of select risks of investing in the Funds.

Fixed Income Securities. The Fund will invest in Fixed Income Securities. The Fixed Income Securities in which the Fund may invest include U.S. government securities, U.S. government agency securities, corporate bonds, debentures and notes, mortgage-backed and other asset-backed securities, event-linked bonds, bank certificates of deposit, fixed time deposits, bankers’ acceptances, commercial paper and other short-term fixed income securities with maturities of up to two years. The Fund’s Fixed Income Securities earn interest

Notes to Consolidated Financial Statements (unaudited) (continued)

December 31, 2017

income for the Fund and can be used as collateral (also referred to as “margin”) for the Fund’s investments in Commodity Futures. The Fund does not target a specific duration or maturity for the debt securities in which it invests. The average duration of the portfolio of Fixed Income Securities will vary based on interest rates.

Commodity-linked derivative instruments: Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. A commodity-linked instrument is a financial instrument whose value is linked to the price movement of an underlying commodity or commodity index. The value of commodity-linked instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

•Commodity Futures: The Funds expect to gain exposure to the commodity futures markets initially by investing in Commodity Futures through the Subsidiary. A Commodity Future is a standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of underlying commodity at a specified time and place or, alternatively, may call for cash settlement.

The Funds’ prospectus contains additional information regarding risks associated with investments in the Funds.

SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure other than those listed below.

Effective February 26, 2018, GraniteShares Advisors LLC (the “Adviser”) has contractually agreed to waive or reduce its fees for each of GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF and GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF through October 31, 2020. Under the contractual waiver, the GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF’s total annual operating expenses (excluding interest, taxes, brokerage commissions, expenses related to short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) are limited to 0.25% of the average daily net assets of the GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF. Under the contractual waiver, the GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF’s total annual operating expenses (excluding interest, taxes, brokerage commissions, expenses related to short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) are limited to 0.35% of the average daily net assets of the GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF.

GraniteShares ETF Trust

Supplemental Information

Quarterly Portfolio Holdings Information

The Funds will be required to file their complete schedule of portfolio holdings with the SEC for their first and third quarters on Form N-Q. Copies of the filings will be available without charge on the SEC’s website at www.sec.gov. You will also be able obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Information

A description of the Funds proxy voting policies and procedures, as well as a record of how the Funds voted proxies during the most recent 12-month period ended June 30, is available without charge upon request by calling 1-844-476-8747. This information will also be available on the SEC’s website at www.sec.gov.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Fund’s website at www.graniteshares.com.

GraniteShares ETF Trust

30 Vesey Street, 9th Floor

New York, NY 10007

GraniteShares ETFs are distributed by Foreside Fund Services, LLC.

This report is not authorized for distribution to perspective investors unless preceded or accompanied by a current prospectus which includes information regarding each Fund's risks, objectives, fees and expenses, and other information. Read it carefully before you invest or send money. All investing involves risk including the loss of principal.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GraniteShares ETF Trust

By (Signature and Title)*	/s/ William Rhind
William Rhind, Trustee, President and Chief Financial Officer
(principal executive officer and principal financial officer)

Date: March 1, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Rhind
William Rhind, Trustee, President and Chief Financial Officer
(principal executive officer and principal financial officer)

Date: March 1, 2018

* Print the name and title of each signing officer under his or her signature.